Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Comp Table Total for PEO — Kapur (b)(1)	Comp Actually Paid to PEO — Kapur (c)(2),(3),(4)	Summary Comp Table Total for PEO — Adamczyk (b)(1)	Comp Actually Paid to PEO — Adamczyk (c)(2),(3),(5)	Avg. Summary Comp Table for Non-PEO NEOs (d)(1)	Avg. Comp Actually Paid to Non-PEO NEOs (e)(2),(3),(6)	Value of Initial Fixed $100 Investment Based on:			CSM: Segment Margin (i)(7)
Year (a)							Total Shareowner Return ($)(f)	Peer Group Total Shareowner Return (Composite) (g)	Net Income (in millions) (h)
2025	$20,381,435	$10,865,674	$—	$—	$5,241,759	$1,804,962	$107.80	$189.10	$4,772	21.7%
2024	18,277,193	21,623,963	—	—	6,741,799	7,708,705	115.09	158.45	5,740	22.6%
2023	14,401,630	14,757,418	23,029,368	21,520,786	6,531,247	6,230,330	104.61	135.07	5,672	23.5%
2022	—	—	25,437,598	36,729,811	8,310,085	11,405,134	104.59	114.34	4,967	22.6%
2021	—	—	26,100,120	15,687,973	7,489,516	5,024,129	99.71	121.08	5,610	22.3%

Named Executive Officers, Footnote	The PEO(s) and Non-PEO NEOs included in the above compensation columns reflect the following:

Year	PEO (CEO)	Non-PEO NEOs
2025	Vimal Kapur	Michal Stepniak, James Currier, James Masso, Billal Hammoud, Gregory P. Lewis, Lucian Boldea
2024	Vimal Kapur	Gregory P. Lewis, Anne T. Madden, Lucian Boldea, James Currier
2023	Vimal Kapur, Darius Adamczyk	Gregory P. Lewis, Anne T. Madden, Lucian Boldea, James Currier
2022	Darius Adamczyk	Gregory P. Lewis, Anne T. Madden, Vimal Kapur, Lucian Boldea
2021	Darius Adamczyk	Gregory P. Lewis, Anne T. Madden, Que T. Dallara, Michael R. Madsen

Adjustment To PEO Compensation, Footnote	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for RSU awards, including reinvested dividend equivalent units, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for PSU awards (excluding TSR portion of the PSU award), the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the forecasted performance factor as of each such date, and include reinvested dividend equivalent units, (3) for the TSR-based portion of the PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and performance factor, and (4) for stock options, the fair value calculated by a Black-Scholes model as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing stock price on the applicable revaluation date as the current market price, and in all cases based on volatility, dividend rates, and risk free rates determined as of the revaluation date.
(3)For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2025: $195.09 (13.6% decrease from prior year), for 2024: $225.89 (7.7% increase from prior year), for 2023: $209.71 (2.1% decrease from prior year), for 2022: $214.30 (2.8% increase from prior year), for 2021: $208.51 (2.0% decrease from prior year).
The dollar amounts reported for Mr. Kapur under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Mr. Kapur, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kapur during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Kapur's compensation for each year to determine the compensation actually paid:

	PEO — Kapur ($)
	2025	2024	2023
Total Reported in Summary Compensation Table (SCT)	$20,381,435	$18,277,193	$14,401,630
Less, Value of Stock & Option Awards Reported in SCT	(14,490,183)	(13,027,235)	(10,040,327)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(573,547)	(498,217)	(283,838)
Plus, Pension Service Cost	—	205,572	94,485
Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	15,866,339	16,385,615	10,811,208
Plus, Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	(9,108,010)	830,991	467,763
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(1,210,360)	(549,956)	(693,504)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—	—
Total Adjustments	(9,515,761)	3,346,770	355,788
“Compensation Actually Paid” to PEO — Kapur	$10,865,674	$21,623,963	$14,757,418
The dollar amounts reported for Mr. Adamczyk under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Mr. Adamczyk, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Adamczyk during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Adamczyk’s total compensation for each year to determine the compensation actually paid:

	PEO — Adamczyk ($)
	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$23,029,368	$25,437,598	$26,100,120
Less, Value of Stock & Option Awards Reported in SCT	(18,000,300)	(18,994,812)	(19,734,739)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(515,490)	(757,453)	(608,232)
Plus, Pension Service Cost	59,709	189,227	337,104
Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	18,914,098	22,196,690	14,602,954
Plus, Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	2,029,201	9,053,140	(1,770,930)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(3,995,801)	(394,579)	(3,238,305)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—	—
Total Adjustments	(1,508,582)	11,292,213	(10,412,147)
“Compensation Actually Paid” to PEO — Adamczyk	$21,520,786	$36,729,811	$15,687,973

Non-PEO NEO Average Total Compensation Amount	$ 5,241,759	$ 6,741,799	$ 6,531,247	$ 8,310,085	$ 7,489,516
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,804,962	7,708,705	6,230,330	11,405,134	5,024,129
Adjustment to Non-PEO NEO Compensation Footnote	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for RSU awards, including reinvested dividend equivalent units, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for PSU awards (excluding TSR portion of the PSU award), the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the forecasted performance factor as of each such date, and include reinvested dividend equivalent units, (3) for the TSR-based portion of the PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and performance factor, and (4) for stock options, the fair value calculated by a Black-Scholes model as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing stock price on the applicable revaluation date as the current market price, and in all cases based on volatility, dividend rates, and risk free rates determined as of the revaluation date.
(3)For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2025: $195.09 (13.6% decrease from prior year), for 2024: $225.89 (7.7% increase from prior year), for 2023: $209.71 (2.1% decrease from prior year), for 2022: $214.30 (2.8% increase from prior year), for 2021: $208.51 (2.0% decrease from prior year).
The dollar amounts reported under Average Compensation Actually Paid for Non-PEO NEOs represent the average amount of "compensation actually paid" to the Non-PEO NEOs as a group (excluding the PEOs), as computed in accordance with Items 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the Non-PEO NEOs' total compensation for each year to determine the compensation actually paid:

	Non-PEO NEOs Average ($)
	2025	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$5,241,759	$6,741,799	$6,531,247	$8,310,085	$7,489,516
Less, Value of Stock & Option Awards Reported in SCT	(3,332,757)	(4,619,960)	(4,410,961)	(6,206,612)	(5,394,884)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(73,878)	(240,762)	(228,752)	(257,602)	(151,402)
Plus, Pension Service Cost	—	79,833	61,265	44,745	82,389
Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	3,106,216	5,811,584	4,710,290	7,905,172	3,998,779
Plus, Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	(1,518,402)	376,031	282,769	1,771,263	(475,089)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(366,414)	(439,820)	(715,527)	(161,917)	(525,181)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	(1,251,562)	—	—	—	—
Total Adjustments	(3,436,796)	966,906	(300,916)	3,095,050	(2,465,387)
Average “Compensation Actually Paid” to Non-PEO NEOs	$1,804,962	$7,708,705	$6,230,330	$11,405,134	$5,024,129

Compensation Actually Paid vs. Total Shareholder Return	CAP versus TSR
As shown in the chart below, the PEO’s and average non-PEO NEOs’ CAP values are reasonably aligned with Honeywell's TSR. This is primarily due to the Honeywell’s use of Performance Shares (PSUs), NQSOs, and Restricted Stock Units (RSUs), which are tied directly to stock price and the Company’s financial performance.
CAP vs HONEYWELL TSR

Compensation Actually Paid vs. Net Income	CAP versus Net Income
The charts below reflect the relationship between PEO CAP and Average Non-PEO NEOs CAP and Honeywell’s GAAP net income. The Company does not use net income to determine compensation levels, incentive plan payouts, or as a metric in our long-term incentive plans. Since long-term incentives comprise the largest portion of our NEOsʼ pay, and CAP values include multiple years of LTI awards, and only one year of annual incentives, the relationship between CAP and net income is less evident.
CAP vs NET INCOME

Compensation Actually Paid vs. Company Selected Measure	CAP versus Segment Margin
The chart below reflects the relationship between the PEO CAP and Average Non-PEO NEOs CAP and Honeywell’s segment margin for the applicable reporting year. Segment margin for 2021-2024 reflects previously reported financial results, while 2025 reflects continuing operations as a result of the Solstice spin-off and reclassification of the Advanced Materials business to discontinued operations. We consider segment margin to be the most important financial measure used to link pay to performance due to the strong correlation with long-term share price growth.
CAP vs SEGMENT MARGIN

Total Shareholder Return Vs Peer Group	TSR: Company versus Peer Group
The chart below shows the Company’s TSR as well as that of our comparator index, the Nasdaq Industrial Select Sector Index (XLI), over a five-year period.
TOTAL SHAREOWNER RETURN: HONEYWELL vs XLI

Tabular List, Table

Most Important Financial Metrics
Adjusted Earnings Per Share
Average Segment Margin
Free Cash Flow
Cumulative Revenue
Average Return on Investment
Relative Total Shareowner Return

Total Shareholder Return Amount	$ 107.80	115.09	104.61	104.59	99.71
Peer Group Total Shareholder Return Amount	189.10	158.45	135.07	114.34	121.08
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 4,772,000,000	$ 5,740,000,000	$ 5,672,000,000	$ 4,967,000,000	$ 5,610,000,000
Company Selected Measure Amount	0.217	0.226	0.235	0.226	0.223
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information regarding executive pay and performance. The table below shows pay both as reported in the Summary Compensation Table (Summary Comp Table Total) for the applicable fiscal year and as “compensation actually paid” (CAP) for our principal executive officer(s) (PEO) and as an average of all of our other named executive officers (Non-PEO NEOs) for the applicable fiscal year. Both Summary Comp Table Total pay and CAP are calculated in accordance with the requirements of Regulation S-K and may differ substantially from the manner in which the MDCC makes executive compensation decisions, which is described in the Compensation Discussion and Analysis beginning on page 52.
The table below also shows (i) Honeywell’s cumulative total shareowner return (TSR), (ii) the TSR of the Nasdaq Industrial Select Sector Index (XLI), which we have used as our peer group for purposes of this table, (iii) Honeywell’s net income for the applicable fiscal year, and (iv) Honeywell’s performance with respect to a Company-selected measure (CSM), which in our assessment represents the single most important financial performance metric used to link compensation actually paid to our NEOs for the most recently completed fiscal year to Honeywell’s performance. We selected segment margin as the CSM for the 2025 fiscal year.
2025 Segment Margin reflects continuing operations, as a result of the Solstice spin-off and reclassification of the Advanced Materials business into discontinued operations. 2021-2024 – Segment Margin included in the table reflects our previously reported financial results and does not reflect the reclassification of the Advanced Materials business to discontinued operations.
The six items listed below represent the most important financial performance metrics we used to determine CAP for FY2025 as further described in our Compensation Discussion and Analysis within the sections titled “Annual Incentive Compensation Plan Decisions” and “Long-Term Incentive Compensation Decisions.”
	The graphs below illustrate the relationships between, respectively, our TSR and the TSR of our peer group, CAP and our TSR, CAP and our net income, and CAP and the CSM (segment margin).
Stock Price | $ / shares	$ 195.09	$ 225.89	$ 209.71	$ 214.30	$ 208.51
Increase (Decrease) in Stock Price	(13.60%)	7.70%	(2.10%)	2.80%	(2.00%)
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Average Segment Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Cumulative Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Average Return on Investment
Measure:: 6
Pay vs Performance Disclosure
Name	Relative Total Shareowner Return
Vimal Kapur [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 20,381,435	$ 18,277,193	$ 14,401,630
PEO Actually Paid Compensation Amount	$ 10,865,674	$ 21,623,963	$ 14,757,418
PEO Name	Vimal Kapur	Vimal Kapur	Vimal Kapur
Darius Adamczyk [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 23,029,368	$ 25,437,598	$ 26,100,120
PEO Actually Paid Compensation Amount			$ 21,520,786	$ 36,729,811	$ 15,687,973
PEO Name			Darius Adamczyk	Darius Adamczyk	Darius Adamczyk
PEO | Vimal Kapur [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,515,761)	$ 3,346,770	$ 355,788
PEO | Vimal Kapur [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(573,547)	(498,217)	(283,838)
PEO | Vimal Kapur [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	205,572	94,485
PEO | Vimal Kapur [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,490,183)	(13,027,235)	(10,040,327)
PEO | Vimal Kapur [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,866,339	16,385,615	10,811,208
PEO | Vimal Kapur [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,108,010)	830,991	467,763
PEO | Vimal Kapur [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Vimal Kapur [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,210,360)	(549,956)	(693,504)
PEO | Vimal Kapur [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Darius Adamczyk [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,508,582)	$ 11,292,213	$ (10,412,147)
PEO | Darius Adamczyk [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(515,490)	(757,453)	(608,232)
PEO | Darius Adamczyk [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			59,709	189,227	337,104
PEO | Darius Adamczyk [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,000,300)	(18,994,812)	(19,734,739)
PEO | Darius Adamczyk [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,914,098	22,196,690	14,602,954
PEO | Darius Adamczyk [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,029,201	9,053,140	(1,770,930)
PEO | Darius Adamczyk [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Darius Adamczyk [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,995,801)	(394,579)	(3,238,305)
PEO | Darius Adamczyk [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,436,796)	966,906	(300,916)	3,095,050	(2,465,387)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(73,878)	(240,762)	(228,752)	(257,602)	(151,402)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	79,833	61,265	44,745	82,389
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,332,757)	(4,619,960)	(4,410,961)	(6,206,612)	(5,394,884)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,106,216	5,811,584	4,710,290	7,905,172	3,998,779
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,518,402)	376,031	282,769	1,771,263	(475,089)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(366,414)	(439,820)	(715,527)	(161,917)	(525,181)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,251,562)	$ 0	$ 0	$ 0	$ 0